UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09019
The Dow® Target Variable Fund LLC

(Exact name of registrant as specified in charter)
One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)
Kimberly A. Plante, Secretary
The Dow® Target Variable Fund LLC
P.O. Box 237
Cincinnati, OH 45201

(Name and address of agent for service)
513-794-6971

Registrant’s telephone number, including area code
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

Item 1. Schedules of Investments.

The Dow® Target Variable Fund LLC	Dow Target 10 — First Quarter Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.3%	Shares	Value

Consumer Discretionary - 20.9%
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,456	$230,584
Home Depot, Inc. (Specialty Retail)	7,461	241,363

		471,947

Consumer Staples - 10.6%
Kraft Foods, Inc (Food Products)	7,907	239,108

Energy - 9.4%
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,800	212,324

Health Care - 18.7%
Merck & Co., Inc. (Pharmaceuticals)	5,865	219,058
Pfizer, Inc. (Pharmaceuticals)	11,749	201,495

		420,553

Information Technology - 10.4%
Intel Corp. (Semiconductors & Semiconductor Equip.)	10,557	234,999

Materials - 10.6%
E.I. Du Pont de Nemours & Co. (Chemicals)	6,385	237,777

Telecommunication Services - 17.7%
AT&T, Inc. (Diversified Telecom. Svs.)	7,676	198,348
Verizon Communications Inc (Diversified Telecom. Svs.)	6,503	201,723

		400,071

Total Common Stocks (Cost $2,246,335)		$2,216,779

Money Market Funds - 1.7%	Shares	Value

Fidelity Institutional Money Market Funds	39,000	$39,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $39,000)		$39,000

Total Investments - 100.0% (Cost $2,285,335) (a)		$2,255,779
Liabilities in Excess of Other Assets - (0.0%)		(344)

Net Assets - 100.0%		$2,255,435

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow Target 10 — Second Quarter Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.4%	Shares	Value

Consumer Staples - 8.0%
Kraft Foods, Inc (Food Products)	6,482	$196,016

Financials - 18.6%
American Express Co. (Consumer Finance)	11,051	455,964

Health Care - 15.3%
Merck & Co., Inc. (Pharmaceuticals)	5,330	199,076
Pfizer, Inc. (Pharmaceuticals)	10,331	177,177

		376,253

Industrials - 34.9%
Boeing Co. / The (Aerospace & Defense)	3,985	289,351
3M Co. (Industrial Conglomerates)	2,908	243,022
Caterpillar, Inc. (Machinery)	5,142	323,175

		855,548

Materials - 9.8%
E.I. Du Pont de Nemours & Co. (Chemicals)	6,454	240,347

Telecommunication Services - 11.8%
AT&T, Inc. (Diversified Telecom.)	5,626	145,376
Verizon Communications, Inc. (Diversified Telecom.)	4,684	145,298

		290,674

Total Common Stocks (Cost $1,841,354)		$2,414,802

Money Market Funds - 1.6%	Shares	Value

Fidelity Institutional Money Market Funds	38,000	$38,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $38,000)		$38,000

Total Investments - 100.0% (Cost $1,879,354) (a)		$2,452,802
Other Assets in Excess of Liabilities - 0.0%		1,174

Net Assets - 100.0%		$2,453,976

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow Target 10 — Third Quarter Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 97.7%	Shares	Value

Consumer Discretionary - 10.1%
Home Depot, Inc. (Specialty Retail)	5,725	$185,204

Consumer Staples - 8.8%
Kraft Foods, Inc. (Food Products)	5,342	161,542

Energy - 8.5%
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,044	154,997

Health Care - 18.4%
Merck & Co., Inc. (Pharmaceuticals)	4,908	183,314
Pfizer, Inc. (Pharmaceuticals)	8,958	153,630

		336,944

Industrials - 26.2%
Boeing Co. / The (Aerospace & Defense)	3,203	232,570
Caterpillar, Inc. (Machinery)	3,934	247,252

		479,822

Materials - 10.7%
E.I. Du Pont de Nemours & Co. (Chemicals)	5,255	195,696

Telecommunication Services - 15.0%
AT&T, Inc. (Diversified Telecom.)	5,420	140,053
Verizon Communications, Inc. (Diversified Telecom.)	4,358	135,185

		275,238

Total Common Stocks (Cost $1,685,015)		$1,789,443

Money Market Funds - 2.3%	Shares	Value

Fidelity Institutional Money Market Funds	43,000	$43,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $43,000)		$43,000

Total Investments - 100.0% (Cost $1,728,015) (a)		$1,832,443
Liabilities in Excess of Other Assets - (0.0)%		(137)

Net Assets - 100.0%		$1,832,306

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow Target 10 — Fourth Quarter Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.0%	Shares	Value

Consumer Discretionary - 20.9%
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,176	$211,903
Home Depot, Inc. (Specialty Retail)	6,803	220,077

		431,980

Consumer Staples - 10.1%
Kraft Foods, Inc. (Food Products)	6,897	208,565

Energy - 9.4%
Chevron Corp (Oil, Gas & Consumable Fuels)	2,573	195,111

Health Care - 19.4%
Merck & Co., Inc. (Pharmaceuticals)	5,729	213,978
Pfizer, Inc. (Pharmaceuticals)	10,947	187,741

		401,719

Industrials - 10.7%
Caterpillar, Inc. (Machinery)	3,530	221,861

Materials - 10.2%
E.I. Du Pont de Nemours & Co. (Chemicals)	5,636	209,885

Telecommunication Services - 17.3%
AT&T, Inc. (Diversified Telecom.)	6,709	173,361
Verizon Communications, Inc. (Diversified Telecom.)	5,987	185,717

		359,078

Total Common Stocks (Cost $2,032,704)		$2,028,199

Money Market Funds - 2.0%	Shares	Value

Fidelity Institutional Money Market Funds	42,000	$42,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $42,000)		$42,000

Total Investments - 100.0% (Cost $2,074,704) (a)		$2,070,199
Other Assets in Excess of Liabilities - 0.0%		532

Net Assets - 100.0%		$2,070,731

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow Target 5 — First Quarter Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 96.5%	Shares	Value

Consumer Discretionary - 20.9%
Home Depot, Inc. (Specialty Retail)	7,429	$240,328

Consumer Staples - 20.7%
Kraft Foods, Inc. (Food Products)	7,872	238,049

Health Care - 17.4%
Pfizer, Inc. (Pharmaceuticals)	11,698	200,621

Information Technology - 20.3%
Intel Corp. (Semiconductor Equip.)	10,511	233,975

Telecommunication Services - 17.2%
AT&T, Inc. (Diversified Telecom.)	7,642	197,469

Total Common Stocks (Cost $1,102,100)		$1,110,442

Money Market Funds - 3.5%	Shares	Value

Fidelity Institutional Money Market Funds	40,000	$40,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $40,000)		$40,000

Total Investments - 100.0% (Cost $1,142,100) (a)		$1,150,442
Liabilities in Excess of Other Assets - (0.0)%		(78)

Net Assets - 100.0%		$1,150,364

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow Target 5 — Second Quarter Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 96.8%	Shares	Value

Consumer Staples - 15.6%
Kraft Foods, Inc. (Food Products)	5,004	$151,321

Financials - 36.3%
American Express Co. (Consumer Finance)	8,532	352,030

Health Care - 14.1%
Pfizer, Inc. (Pharmaceuticals)	7,977	136,806

Materials - 19.2%
E.I. Du Pont de Nemours & Co. (Chemicals)	4,985	185,641

Telecommunication Services - 11.6%
AT&T, Inc. (Diversified Telecom.)	4,344	112,249

Total Common Stocks (Cost $637,064)		$938,047

Money Market Funds - 3.1%	Shares	Value

Fidelity Institutional Money Market Funds	30,000	$30,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $30,000)		$30,000

Total Investments - 99.9% (Cost $667,064) (a)		$968,047
Other Assets in Excess of Liabilities - 0.1%		967

Net Assets - 100.0%		$969,014

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow Target 5 — Third Quarter Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 95.9%	Shares	Value

Consumer Discretionary - 21.2%
Home Depot, Inc. (Specialty Retail)	4,532	$146,610

Consumer Staples - 18.5%
Kraft Foods, Inc. (Food Products)	4,230	127,915

Health Care - 17.6%
Pfizer, Inc. (Pharmaceuticals)	7,088	121,559

Materials - 22.5%
E.I. Du Pont de Nemours & Co. (Chemicals)	4,160	154,918

Telecommunication Services - 16.1%
AT&T, Inc. (Diversified Telecom.)	4,290	110,854

Total Common Stocks (Cost $569,306)		$661,856

Money Market Funds - 4.1%	Shares	Value

Fidelity Institutional Money Market Funds	28,000	$28,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $28,000)		$28,000

Total Investments - 100.0% (Cost $597,306) (a)		$689,856
Liabilities in Excess of Other Assets - (0.0)%		(252)

Net Assets - 100.0%		$689,604

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow Target 5 — Fourth Quarter Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 97.0%	Shares	Value

Consumer Discretionary - 21.9%
Home Depot, Inc. (Specialty Retail)	6,183	$200,020

Consumer Staples - 20.7%
Kraft Foods, Inc. (Food Products)	6,271	189,635

Health Care - 18.7%
Pfizer, Inc. (Pharmaceuticals)	9,955	170,728

Telecommunication Services - 35.7%
AT&T, Inc. (Diversified Telecom.)	6,099	157,598
Verizon Communications, Inc. (Diversified Telecom.)	5,442	168,811

		326,409

Total Common Stocks (Cost $833,867)		$886,792

Money Market Funds - 2.9%	Shares	Value

Fidelity Institutional Money Market Funds	27,000	$27,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $27,000)		$27,000

Total Investments - 99.9% (Cost $860,867) (a)		$913,792
Other Assets in Excess of Liabilities - 0.1%		494

Net Assets - 100.0%		$914,286

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
(1)	Organization

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end management investment company. The Dow Target 10 Portfolios are four non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM (“DJIASM” ) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term. These ten companies are popularly known as the “Dogs of the Dow.” The Dow Target 5 Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the DJIASM and the prices of Portfolio membership interests are not intended to track movements of the DJIASM. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (‘Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2)	Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio membership interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio. The domestic common stocks of the Portfolio are valued at the price of the last trade on the exchange on which each security is primarily traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading.

The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio membership interests outstanding.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at fair value as of March 31, 2010:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Dow Target 10 - First Quarter Portfolio	Common Stocks	$2,216,779	$—	$—
	Money Market Funds	39,000	—	—

		$2,255,779	$—	$—

Dow Target 10 - Second Quarter Portfolio	Common Stocks	$2,414,802	$—	$—
	Money Market Funds	38,000	—	—

		$2,452,802	$—	$—

Dow Target 10 - Third Quarter Portfolio	Common Stocks	$1,789,443	$—	$—
	Money Market Funds	43,000	—	—

		$1,832,443	$—	$—

Dow Target 10 - Fourth Quarter Portfolio	Common Stocks	$2,028,199	$—	$—
	Money Market Funds	42,000	—	—

		$2,070,199	$—	$—

Dow Target 5 - First Quarter Portfolio	Common Stocks	$1,110,442	$—	$—
	Money Market Funds	40,000	—	—

		$1,150,442	$—	$—

Dow Target 5 - Second Quarter Portfolio	Common Stocks	$938,047	$—	$—
	Money Market Funds	30,000	—	—

		$968,047	$—	$—

Dow Target 5 - Third Quarter Portfolio	Common Stocks	$661,856	$—	$—
	Money Market Funds	28,000	—	—

		$689,856	$—	$—

Dow Target 5 - Fourth Quarter Portfolio	Common Stocks	$886,792	$—	$—
	Money Market Funds	27,000	—	—

		$913,792	$—	$—

There were no significant transfers into, or out of, Level 1, Level 2, or Level 3 for the three-month period ended March 31, 2010.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
Dividends and Distributions

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements. Distributions are, however, made periodically.

In the normal course of business, security transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

Federal Income Taxes

The Fund is a single-member limited liability company that is taxed as a division of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of ONLIC. Accordingly, the Portfolios have no provision for Federal income taxes.

The Fund and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Ohio (i.e. the last 4 tax year ends and the interim tax period since then).

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
(3)	Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio as of March 31, 2010 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$123,428	$721,419	$284,532	$137,327
Depreciation	(152,984)	(147,971)	(180,104)	(141,832)

Net unrealized:
Appreciation (Depreciation)	$(29,556)	$573,448	$104,428	$(4,505)

Aggregate cost of securities	$2,285,335	$1,879,354	$1,728,015	$2,074,704

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$62,486	$309,091	$97,297	$70,301
Depreciation	(54,144)	(8,108)	(4,747)	(17,376)

Net unrealized:
Appreciation	$8,342	$300,983	$92,550	$52,925

Aggregate cost of securities	$1,142,100	$667,064	$597,306	$860,867

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Dow® Target Variable Fund LLC

By (Signature and Title)	/s/ Christopher A. Carlson Christopher A. Carlson
President

Date May 28, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson Christopher A. Carlson
President

Date May 28, 2010

By (Signature and Title)	/s/ R. Todd Brockman R. Todd Brockman
Treasurer

Date May 28, 2010